Policyholder Account Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	$ 10,157,907	$ 10,676,911
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	5,559,712	5,499,037
Equity indexed annuity contracts
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	4,240,012	4,761,155
Funding agreements
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	350,013	408,165
Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	$ 8,170	$ 8,554